NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS - Schedule presents the effects of transfers from (to) non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS
Net income attributable to Canadian Solar Inc.	$ 36,051	$ 274,187	$ 239,968
Transfers from the non-controlling interests:
Increase in paid-in capital from transfer of equity interest in subsidiary and subsidiary's equity offering		244,629	11,185
Increase in paid-in capital from subsidiary's issuance of redeemable preferred shares	330,682
Increase in paid-in capital from acquisition of non-controlling interest	1,485
Decrease in paid-in capital from subsidiary's repurchase of its common shares	(55,730)
Net transfers from non-controlling interests	276,437	244,629	11,185
Change from net income attributable to Canadian Solar Inc. and transfers from non-controlling interests	$ 312,488	$ 518,816	$ 251,153